New Accounting Pronouncements	3 Months Ended
Jun. 30, 2021
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements

4. New Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board or other standard setting bodies that may have an impact on our accounting and reporting. We believe that such recently issued accounting pronouncements and other authoritative guidance for which the effective date is in the future either will not have an impact on our accounting or reporting or that such impact will not be material to our financial position, results of operations and cash flows when implemented.